As filed with the Securities and Exchange Commission on October 4, 2007
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2007

Item 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
NEW JERSEY
DAILY MUNICIPAL
INCOME FUND, INC.
===============================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") for the period February 1, 2007 through July 31, 2007.

The Fund had net assets of $108,099,787 and 528 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


/S/ Steven W. Duff



Steven W. Duff
President



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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2007
(UNAUDITED)
===============================================================================
As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2007 through July 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information n about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value  Ending Account Value    Expenses paid During  Annualized
               Class A                        2/1/07                7/31/07                the Period      Expense Ratio(a)
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00             $1,013.60                4.84%              0.97%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00             $1,019.98                4.86%              0.97%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
           Class B Shares            Beginning Account Value  Ending Account Value    Expenses paid During  Annualized
                                              2/1/07                7/31/07                the period     Expense Ratio (a)
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00             $1,014.60                3.85%              0.77%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00             $1,020.98                3.86%              0.77%
  expenses)
----------------------------------------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2007 through July 31, 2007), multiplied by 181/365 (to reflect the most recent fiscal half-year).


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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
 Face                                                                            Maturity    Current     Value             Standard
Amount                                                                             Date     Coupon(b)   (Note 1)   Moody's & Poor's
------                                                                             ----     ---------   --------   ------- --------
Put Bonds (c) (5.30%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,730,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                       03/01/08     3.95%  $  5,730,000      P-1     A-1+
-----------                                                                                          ------------
  5,730,000   Total Put Bonds                                                                           5,730,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (12.75%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                      09/12/07     3.85%  $  2,500,000    VMIG-1    A-1+
  5,000,000   New Jersey EDA RB (Keystone 1992 Project)
              LOC BNP Paribas                                                    08/22/07     3.71      5,000,000    VMIG-1    A-1+
  2,285,000   Port Authority New York and New Jersey - Series B Bank Note        08/22/07     3.63      2,285,000      P-1     A-1+
  4,000,000   Salem County, NJ (Philadelphia Electric Co)
              LOC BNP Paribas                                                    08/22/07     3.68      4,000,000    VMIG-1    A-1+
-----------                                                                                          ------------
 13,785,000   Total Tax Exempt Commercial Paper                                                        13,785,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (24.91%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,200,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              Insured by FSA                                                     11/29/07     3.70%  $  7,200,000    VMIG-1
  3,780,000   Berkeley Heights Township, NJ BAN                                  02/20/08     3.62      3,792,775      AAA
    932,700   Mantua Township, NJ - Series 2007 BAN (d)                          05/06/08     3.84        935,528
  4,512,400   Middle Township, NJ BAN - Series B (d)                             07/17/08     3.75      4,533,229
  1,335,379   Neshaminy School District, PA (d)                                  06/30/08     3.90      1,338,302
    609,750   Newton, NJ BAN  (d)                                                07/03/08     3.81        612,145
  6,500,000   Ocean City, NJ BAN (d)                                             07/18/08     3.75      6,515,003
  2,000,000   Toms River, NJ School District Temporary Notes (d)                 11/21/07     3.70      2,000,351
-----------                                                                                          ------------
 26,870,229   Total Tax Exempt General Obligation Notes & Bonds                                        26,927,333
-----------                                                                                          ------------
Tax Exempt Variable Rate Demand Instruments (e) (56.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   BB&T Municipal Trust Floater - Series 1004
              LOC Branch Banking & Trust Company                                 11/06/23     3.79%  $  1,000,000    VMIG-1
  1,900,000   BB&T Municipal Trust Floater - Series 1002
              LOC Branch Banking & Trust Company                                 01/01/25     3.79      1,900,000    VMIG-1


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
 Face                                                                            Maturity    Current     Value             Standard
Amount                                                                             Date     Coupon(b)   (Note 1)   Moody's & Poor's
------                                                                             ----     ---------   --------   ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   935,000   Bergen County, NJ Improvement Authority Subordinate Special
              Purpose Limited Obligation RB
              (Encap Golf Holdings, LLC Project) - Series 2005C
              LOC Wachovia Bank, N.A.                                            04/01/25     3.63%  $    935,000    VMIG-1    A-1+
  1,000,000   Bowie County, TX IDC (Texarkana Newspaper) - Series 1985
              LOC Bank of New York, N.A.                                         11/01/25     3.70      1,000,000              A-1+
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Banking & Trust Company                                 07/01/26     3.75      1,000,000      P-1     A-1+
  6,200,000   Hudson County, NJ Improvement Authority
              (Essential Purpose Pooled Government Loan Program Bonds)
              LOC Bank of New York, N.A.                                         07/15/26     3.56      6,200,000               A-1
  1,710,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing
              Company Project) - Series 1998
              LOC Fifth Third Bank                                               06/01/18     3.85      1,710,000      P-1     A-1+
    687,000   Kenton County, KY Industrial Building RB
              (Krauss-Maffei Process Technology) - Series 2002
              LOC Fifth Third Bank                                               10/01/22     3.74        687,000
  1,000,000   Memphis, TN Health, Educational & Housing Facility Board MFHRB
              (Ashland Lakes Apartments Project) - Series 2006A
              LOC US Bank, N.A.                                                  08/01/41     3.70      1,000,000              A-1+
    670,000   Michigan State Strategic Funding Limited Obligation RB
              (Gudel Lineartec Inc Project) - Series 1997
              LOC Fifth Third Bank                                               06/01/12     3.81        670,000
  2,250,000   Milwaukee, WI IDRB (Midwest Express Airlines Inc) - Series 1998
              LOC US Bank, N.A.                                                  08/01/30     3.83      2,250,000
  2,300,000   New Jersey EDA (Lawrenceville School Project) - Series 1996B       07/01/26     3.51      2,300,000    VMIG-1
  1,300,000   New Jersey EDA (Stolthaven Perth Amboy Inc.Project) - Series 1998A
              LOC Citibank, N.A.                                                 01/15/18     3.64      1,300,000      P-1     A-1+
  3,000,000   New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
              LOC National Bank of Canada                                        04/01/26     3.73      3,000,000              A-1
    540,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                            12/01/08     3.73        540,000      P-1     A-1+
    900,000   New Jersey EDA PCRB (Exxon Project) - Series 1989                  04/01/22     3.34        900,000      P-1     A-1+
  1,505,000   New Jersey EDA
              (Gloucester Marine Terminal Project) - Series 2006-78G
              LOC Goldman Sachs                                                  01/01/37     3.71      1,505,000

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
 Face                                                                            Maturity    Current     Value             Standard
Amount                                                                             Date     Coupon(b)   (Note 1)   Moody's & Poor's
------                                                                             ----     ---------   --------   ------- --------
Tax Exempt Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   New Jersey EDA School Facilities Construction Bonds
              2006 Sub-series - R1
              LOC Lloyds/Bank of Nova Scotia                                     09/01/31     3.64%  $  3,000,000    VMIG-1    A-1+
  2,150,000   New Jersey State EDA RB (Campus 130 Association)
              LOC Bank of New York, N.A.                                         12/01/11     3.65      2,150,000      P-1     A-1+
  4,610,000   New Jersey Educational Facilities Authority RB
              (The College of New Jersey Issue) - Series 1999A
              Insured by AMBAC Assurance Corporation                             07/01/29     3.58      4,610,000    VMIG-1    A-1
  3,760,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2001B                              07/01/21     3.61      3,760,000    VMIG-1    A-1+
  1,100,000   New Jersey State GO Municipal Securities Trust Receipt -
              Series D CB1 1995                                                  02/15/11     3.66      1,100,000    VMIG-1
  4,900,000   New Jersey Turnpike Authority Turnpike RB - Series 1991D
              Insured by FGIC                                                    01/01/18     3.55      4,900,000    VMIG-1    A-1+
    440,000   Ohio County, KY Industrial Building RB
              (Ritatsu Manufacturing Inc Project)
              LOC Fifth Third Bank                                               10/01/20     3.74        440,000
  1,645,000   Prince William Counrty, VA IDA (Mediatech Inc. Project)
              LOC Branch Bank & Trust                                            11/01/32     3.75      1,645,000    VMIG-1
  1,645,000   Port Authority of New York &  New Jersey
              Versatile Structure Obligation RB - Series 3                       06/01/20     3.64      1,645,000    VMIG-1    A-1+
  2,500,000   Rutgers, The State University (The State University of New Jersey)
              GO Refunding Bonds - 2002 Series A                                 05/01/18     3.55      2,500,000    VMIG-1    A-1+
    850,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds
              - 2000 Series A
              Collateralized by U.S. Government                                  04/01/27     3.62        850,000              A-1+
  1,000,000   Town of Ridgeland, SC RB
              (LRC Ridgeland, LLC Project) - Series 2006A
              LOC Columbus Bank & Trust                                          09/01/21     3.71      1,000,000      P-1     A-1
  4,000,000   Union County, NJ PCFA RB (Exxon Project) - Series 1989             10/01/24     3.34      4,000,000      P-1     A-1+
  1,820,000   West Side Calhoun County, TX Navigation District Sewer & Solid
              Waste Disposal (BP Chemicals Inc Project) - Series 1996            04/01/31     3.74      1,820,000              A-1+
-----------                                                                                          ------------
 61,317,000   Total Tax Exempt Variable Rate Demand Instruments                                        61,317,000
-----------                                                                                          ------------
              Total Investments (99.68%) (Cost $107,759,333+)                                         107,759,333
              Cash and Other Assets, Net of Liabilities (0.32%)                                           340,454
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $108,099,787
                                                                                                     ============
              +   Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007
(UNAUDITED)
===============================================================================

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                      LOC        =   Letter of Credit
     EDA      =   Economic Development Authority              MFHRB      =   Multi Family Housing Revenue Bonds
     FGIC     =   Financial Guaranty Insurance Company        PCFA       =   Pollution Control Finance Authority
     FSA      =   Financial Security Assurance                PCRB       =   Pollution Control Revenue Bond
     GO       =   General Obligation                          RB         =   Revenue Bond
     IDC      =   Industrial Development Corporation          TICs       =   Trust Inverse Certificates
     IDRB     =   Industrial Development Revenue Bond         TOCs       =   Tender Option Certificates



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these finanicial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JULY 31, 2007
(UNAUDITED)
===============================================================================


------------------------- ---------------------------- ------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- ------------------------
Kentucky                        $   3,837,000                        3.56%
Michigan                              670,000                        0.62
New Jersey                         76,519,031                       71.01
New York                            7,200,000                        6.68
Pennsylvania                        1,338,302                        1.24
Puerto Rico                         6,580,000                        6.10
South Carolina                      1,000,000                        0.93
Tennessee                           1,000,000                        0.93
Texas                               2,820,000                        2.62
Virginia                            1,645,000                        1.53
Wisconsin                           2,250,000                        2.09
Other                               2,900,000                        2.69
------------------------- ---------------------------- ------------------------
------------------------- ---------------------------- ------------------------

Total                           $  107,759,333                    100.00%
------------------------- ---------------------------- ------------------------



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007
(UNAUDITED)
===============================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $   107,759,333
   Cash ................................................................................               28,359
   Accrued interest receivable..........................................................              552,370
   Other receivable.....................................................................                  814
   Prepaid expenses.....................................................................               13,712
                                                                                              ---------------
         Total assets...................................................................          108,354,588
                                                                                              ---------------

LIABILITIES:

   Payable to affiliates*...............................................................               58,466
   Accrued expenses.....................................................................               93,145
   Dividends payable....................................................................              103,190
                                                                                              ---------------
         Total liabilities..............................................................              254,801
                                                                                              ---------------
   Net assets...........................................................................      $   108,099,787
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid on shares of capital stock (Note 3).................................      $   108,104,138
   Accumulated net realized loss........................................................               (4,351)
                                                                                              ---------------
   Net assets...........................................................................      $   108,099,787
                                                                                              ===============

Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................        $81,331,524             81,346,866                 $1.00
Class B Shares..............................        $26,768,263             26,773,313                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME

Income:
    Interest.................................................................................  $     1,963,617
                                                                                               ---------------
Expenses: (Note 2)
    Investment management fee................................................................          159,523
    Administration fee.......................................................................          111,666
    Shareholder servicing fee (Class A shares)...............................................           80,877
    Shareholder servicing fee (JPMorgan Select shares).......................................              190
    Custodian expenses.......................................................................            4,712
    Shareholder servicing and related shareholder expenses+..................................           39,019
    Legal, compliance and filing fees........................................................           38,619
    Audit and accounting.....................................................................           45,915
    Directors' fees and expenses.............................................................            7,320
    Other....................................................................................            3,056
                                                                                               ---------------
         Total expenses......................................................................          490,897
         Less: Expenses paid indirectly......................................................              (48)
                                                                                               ---------------
         Net Expenses........................................................................          490,849
Net investment income........................................................................        1,472,768

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................              -0-
                                                                                               ---------------
Increase in net assets from operations.......................................................  $     1,472,768
                                                                                               ===============


+ Includes class specific transfer agency expenses of $20,560, $6,321 and $48 for Class A, Class B, and JP Morgan Select shares, respectively.



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
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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================



                                                                          Six Months Ended                Year
                                                                            July 31, 2007                 Ended
                                                                             (Unaudited)            January 31, 2007
                                                                              ---------             ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income.........................................        $   1,472,768             $    3,362,226
     Net realized gain (loss) on investments.......................                  -0-                        632
                                                                           -------------             --------------
     Increase in net assets from operations........................            1,472,768                  3,362,858
Dividends to shareholders from net investment income*:
     Class A shares................................................           (1,102,141)                (2,465,619)
     Class B shares................................................             (368,035)                  (573,445)
     JPMorgan Select shares........................................               (2,592)                  (323,162)
                                                                           -------------             --------------
     Total dividends to shareholders...............................           (1,472,768)                (3,362,226)
Capital share transactions (Note 3):
     Class A shares................................................          (10,804,325)                (5,564,432)
     Class B shares................................................            4,835,021                   (548,791)
     JPMorgan Select shares........................................             (314,802)               (26,408,100)
                                                                           -------------             --------------
     Total capital share transactions..............................           (6,284,106)               (32,521,323)
                                                                           -------------             --------------
     Total increase (decrease).....................................           (6,284,106)               (32,520,691)
Net assets:
     Beginning of period...........................................          114,383,893                146,904,584
                                                                           -------------             --------------
     End of period.................................................        $ 108,099,787             $  114,383,893
                                                                           =============             ==============
     Undistributed net investment income...........................        $         -0-             $          -0-
                                                                           =============             ==============


*    Designated as exempt-interest dividends for federal income tax purposes.

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The accompanying notes are an integral part of these financial statements.

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies
New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the Fund's Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

2.Investment Management Fees and Other Transactions with Affiliates
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and JPMorgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director will also receive a fee of up to $1,500 at the discretion of the Lead Director for telephonic Board meetings. In addition, the Lead Independent Director will receive an additional $12,000, payable quarterly and the Audit
Committee Chairman and Compliance Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the Short Term Income Fund, Inc.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $26,822 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B, and JPMorgan Select shares of the Fund. For the period ended July 31, 2007 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the shares of the Fund.

For the period ended July 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

Custodian expenses...................................       $      48
                                                            =========


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

3. Capital Stock

At July 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                           Six Months                   Year
                                                      Ended July 31, 2007              Ended
Class A shares                                             (Unaudited)           January 31, 2007
--------------                                              ---------            ----------------
Sold........................................                263,665,148              327,496,565
Issued on reinvestment of dividends.........                    993,136                1,845,777
Redeemed....................................               (275,462,609)            (334,906,774)
                                                          -------------            -------------
Net increase (decrease).....................                (10,804,325)              (5,564,432)
                                                          =============            =============
Class B shares
--------------
Sold........................................                108,348,688              112,329,458
Issued on reinvestment of dividends.........                    363,337                  563,276
Redeemed....................................               (103,877,004)            (113,441,525)
                                                          -------------            -------------
Net increase (decrease).....................                  4,835,021                 (548,791)
                                                          =============            =============
JPMorgan Select shares
----------------------
Sold........................................                        -0-               52,852,476
Issued on reinvestment of dividends.........                      2,926                  344,536
Redeemed....................................                   (317,728)             (79,605,112)
                                                          -------------            -------------
Net increase (decrease).....................                   (314,802)             (26,408,100)
                                                          =============            =============


4. Tax Information
The tax character of all distributions paid during the years ended January 31, 2007 and 2006 was tax-exempt income.

At January 31, 2007, the Fund had for Federal income tax purposes, capital losses of $4,351, which may be carried forward to offset future capital gains of which $692 will expire on January 31, 2013 and $3,659 will expire on January 31, 2014.

At January 31, 2007, the Fund had no distributable earnings.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), as required, on June 30, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of July 31, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 58% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights

                                                      Six Months
                                                        Ended                          Years Ended January 31,
Class A shares                                       July 31, 2007    -------------------------------------------------------------
--------------                                        (Unaudited)        2007         2006         2005         2004          2003
                                                     -----------      ---------   ---------    ---------    --------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
    Net investment income...............                 0.014           0.025        0.015        0.003        0.001         0.005
    Net realized and unrealized gain (loss)
      on investments....................                  --             0.000         --           --           --            --
                                                      ----------      ---------    ---------     --------    --------     ---------
    Total from investment operations....                 0.014           0.025        0.015        0.003        0.001         0.005
                                                      ----------     ----------    ---------    ---------    --------     ---------
Less distributions from:
    Dividends from net investment income                (0.014)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
    Net realized gains on investments...                  --              --           --           --           --            --
                                                      ----------     ----------    ---------    ---------    --------     ---------
Total Distributions.....................                (0.014)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
                                                      ----------     ----------    ---------    ---------    --------     ---------
Net asset value, end of period..........              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ==========     ==========    =========    =========    ========     =========
Total Return............................                 1.36%(a)        2.52%        1.55%        0.34%        0.14%         0.53%
Ratios/Supplemental Data
Net assets, end of period (000's).......              $ 81,332        $ 92,135     $ 97,702     $107,203     $ 96,004     $ 132,287
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                 0.97%(c)        0.96%        0.94%        0.93%        0.90%         0.89%
  Net investment income.................                 2.73%(c)        2.48%        1.53%        0.34%        0.14%         0.53%
  Management & Administration fees waived                 --             0.03%         --           --           --            --
  Shareholder servicing fees waived.....                  --              --           --          0.00%        0.02%          --
  Expenses paid indirectly..............                 0.00%(c)         --          0.00%        0.00%        0.00%         0.00%

(a)      Not annualized
(b)      Includes expenses paid directly
(c)      Annualized

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

6. Financial Highlights (continued)

                                                      Six Months
                                                        Ended                          Years Ended January 31,
Class B shares                                       July 31, 2007    -------------------------------------------------------------
--------------                                        (Unaudited)        2007         2006         2005         2004          2003
                                                     -----------      ---------   ---------    ---------    --------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
    Net investment income...............                 0.015           0.027        0.017        0.005        0.003         0.007
    Net realized and unrealized gain (loss)
      on investments....................                  --             0.000         --           --           --            --
                                                      ----------     ----------    ---------     --------    --------     ---------
    Total from investment operations....                 0.015           0.027        0.017        0.005        0.003         0.007
                                                      ----------     ----------    ---------     --------    --------     ---------
Less distributions from:
    Dividends from net investment income                (0.015)         (0.027)      (0.017)      (0.005)      (0.003)       (0.007)
    Net realized gains on investments...                  --              --           --           --           --            --
                                                      ----------     ----------    ---------    ---------    --------     ---------
Total Distributions.....................                (0.015)         (0.027)      (0.017)      (0.005)      (0.003)       (0.007)
                                                      ----------     ----------    ---------    ---------    --------     ---------
Net asset value, end of period..........              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ==========     ==========    =========    =========    ========     =========
Total Return............................                 1.46%(a)        2.72%        1.76%        0.54%        0.32%         0.73%
Ratios/Supplemental Data
Net assets, end of period (000's).......              $ 26,768        $ 21,934     $ 22,484     $ 15,255     $ 11,916     $  10,124
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                 0.77%(c)        0.76%        0.74%        0.74%        0.73%         0.69%
  Net investment income.................                 2.91%(c)        2.68%        1.74%        0.60%        0.32%         0.73%
  Management & Administration fees waived                 --             0.03%         --           --           --            --
  Expenses paid indirectly..............                 0.00%(c)         --          0.00%        0.00%        0.00%         0.00%


(a)      Not annualized
(b)      Includes expenses paid directly
(c)      Annualized
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

6. Financial Highlights (continued)

                                                    February 1, 2007
                                                        through                         Years Ended January 31,
JPMorgan shares+                                      May 23, 2007    -------------------------------------------------------------
--------------                                        (Unaudited)        2007         2006         2005         2004          2003
                                                     ------------     ---------   ---------    ---------    --------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
    Net investment income...............                 0.008           0.025        0.015        0.003        0.001         0.005
    Net realized and unrealized gain (loss)
      on investments....................                  --             0.000         --           --           --            --
                                                      ----------      ---------    ---------     --------    --------     ---------
    Total from investment operations....                 0.008           0.025        0.015        0.003        0.001         0.005
                                                      ----------      ---------    ---------     --------    --------     ---------
Less distributions from:
    Dividends from net investment income                (0.008)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
    Net realized gains on investments...                   --              --           --           --           --            --
                                                      ----------     ----------    ---------    ---------    --------     ---------
Total Distributions.....................                (0.008)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
                                                      ----------     ----------    ---------    ---------    --------     ---------
Net asset value, end of period..........              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ==========     ==========    =========    =========    ========     =========
Total Return............................                 0.84%(a)        2.52%        1.55%        0.34%        0.14%         0.53%
Ratios/Supplemental Data
Net assets, end of period (000's).......              $   -0-         $    315     $ 26,719     $ 37,091     $ 40,356     $  52,278
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                 0.97%(c)        0.96%        0.94%        0.93%        0.90%         0.89%
  Net investment income.................                 2.73%(c)        2.36%        1.53%        0.34%        0.14%         0.53%
  Management & Administration fees waived                 --             0.03%         --           --           --            --
  Shareholder servicing fees waived.....                  --              --           --          0.00%        0.02%          --
  Expenses paid indirectly..............                 0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%


(a)      Not annualized
(b)      Includes expenses paid directly
(c)      Annualized

+ JPMorgan Select shares liquidated on May 24, 2007.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

 On September 14, 2007, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board had considered the following factors:

   1)  The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Corporation's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Corporation's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Corporation's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Corporation who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Corporation pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Corporation and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Corporation and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Corporation and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

   2)  The performance of the Corporation and the Manager.

The Board reviewed the investment performance of the Corporation, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended October 31, 2006. The peer group categories included: (i) an asset-based peer group of three other New Jersey tax-exempt municipal money market funds, three "other states" tax-exempt money market funds, and one Michigan tax-exempt money market fund, as classified by Lipper, as the peer group for the Corporation's Class A shares ("performance group 1"); (ii) a competitors class peer group, representing the three New Jersey tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels ("performance group 2"); and (iii) a peer group of all retail and institutional New Jersey tax-exempt money market funds in the Lipper universe regardless of asset size ("performance universe"). These peer groups are collectively referred to as the "Performance Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the
Corporation's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Board used the Corporation's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Corporation's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Corporation's shareholders the performance that was available in the marketplace given the Corporation's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Corporation against all the Performance Peer Groups was satisfactory and that the Corporation's ranking against the Lipper performance universe was in the 2nd quintile for the one-month period, 5th quintile for the one-year period and 4th quintile for the three-, five- and ten-year periods (lst quintile being the highest). The Board considered the Corporation's performance in light of the Manager's statement that they have a tighter credit policy than many other advisers which can sometimes result in the Corporation generating lower returns than other competitors.

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Corporation ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Corporation to date.

   3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation.

In connection with the Boards' consideration of the level of the management fee, the Board considered a number of factors. The Board compared the level of the management fee for the Corporation against the advisory fees charged to funds in the Expense Peer Groups and the Corporation's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Expense Peer Groups. The Expense Peer Groups consist of : (i) an asset-based peer group of three other New Jersey tax-exempt municipal money market funds, three "other states" tax-exempt money market funds, and one Michigan tax-exempt money market fund, as classified by Lipper, as the peer group for the Corporation's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing the three New Jersey tax-exempt money market funds that are considered to be competitors of the Corporation with similar distribution channels ("expense group 2"); and

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)


   3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Corporation. (continued)

(iii) a peer group of all New Jersey and certain other tax-exempt and municipal money market funds in the Lipper universe regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Expense Peer Groups." The Board also considered comparative total fund expenses of the Class A shares of the Corporation and the Expense Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Corporation's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Board also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Corporation's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Expense Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Corporation was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Corporation. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Corporation. In this regard the Board reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005, and were provided with a verbal update as to the range of profitability as of December 31, 2006. The Manager assured the Directors that final profitability data would be distributed to the Directors as soon as it was finalized. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Corporation shareholders through certain Participating Organizations). The Board concluded that the profitability of the Corporation to the Manager and its affiliates was reasonable.

   4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale.

With respect to the Boards' consideration of economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Corporation at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the

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NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

  4) The extent to which economies of scale will be realized as the Corporation grows and whether fee levels reflect those economies of scale. (continued)

Corporation were to experience significant asset growth. In the event there were significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

  5)  Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Corporation through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Corporation's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.


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This  report  is  submitted  for the general  information      NEW JERSEY
of  the  shareholders  of  the Fund. It is not authorized      DAILY
for distribution to  prospective  investors  in  the Fund      MUNICIPAL
unless preceded or accompanied by an effective prospectus,     INCOME
which includes information regarding the Fund's objectives     FUND, INC.
and policies, experience of its management, marketability
of shares, and other information.
----------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
      600 Fifth Avenue
      New York, New York 10020


  Manager
      Reich & Tang Asset Management, LLC
      600 Fifth Avenue
      New York, New York 10020


  Custodian
      The Bank of New York
      2 Hanson Place, 7th Floor
      Brooklyn, New York 11217


  Transfer Agent &
   Dividend Disbursing Agent
      Reich & Tang Services, Inc.                          Semi-Annual Report
      600 Fifth Avenue                                        July 31, 2007
      New York, New York 10020                                 (Unaudited)


  Distributor
      Reich & Tang Asset Distributor, Inc
      600 Fifth Avenue
      New York, New York 10020



  NJ7/07S

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

 By (Signature and Title)*      /s/ Christine Manna
                                    Christine Manna, Secretary

Date: October 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President

Date: October 4, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                    Anthony Pace, Treasurer

Date: October 4, 2007

* Print the name and title of each signing officer under his or her signature.